Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Other Current Assets
Other current assets at March 31, 2019 and December 31, 2018 consisted of the following:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Statutory receivables	$165,049	$132,692
Advances and deposits	1,447	2,209
	$166,496	$134,901

Other current assets at December 31, 2018 and December 31, 2017 consisted of the following:

	As at December 31, 2018	As at December 31, 2017
Statutory receivables	$132,692	$108,093
Advances and deposits	2,209	176,579
Prepayments	-	965
	$134,901	$285,637